Investments In Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Marketable Securities Tables [Abstract]
Marketable Securities By Type Table
	December 31,
	2011				2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
AVAILABLE-FOR-SALE:(1)
Debt securities:
Unsecured debentures(2)	$-	$665	$-	$665	$-	$719	$-	$719
Certificates of deposit(2)	-	576	-	576	-	873	-	873
Government debt securities	-	31	-	31	-	47	-	47
Other	-	-	-	-	-	-	42	42
Subtotal	-	1,272	-	1,272	-	1,639	42	1,681
Equity securities:
Mutual funds	-	67	-	67	1	61	-	62
Common stock	1	-	-	1	7	-	-	7
Subtotal	1	67	-	68	8	61	-	69
Total available-for-sale	1	1,339	-	1,340	8	1,700	42	1,750
TRADING:
Equity securities:
Mutual funds	12	-	-	12	10	-	-	10
Total trading	12	-	-	12	10	-	-	10
TOTAL	$13	$1,339	$-	$1,352	$18	$1,700	$42	$1,760
Held-to-maturity securities				4				-
Total marketable securities				$1,356				$1,760

Pre-Tax Gains And Losses On Available For Sale And Trading Securities

	2011	2010	2009

	(in millions)

Gains included in earnings that relate to trading securities held at
the reporting date	$1	$-	$1
Unrealized gains (losses) on available-for-sale securities included in
other comprehensive income	2	2	10
Gains reclassified out of other comprehensive income into earnings	-	-	2
Proceeds from sales of available-for-sale securities	6,119	5,852	4,440
Gross realized gains on sales	3	2	3